Accrued Expenses	12 Months Ended
Jun. 30, 2014
Accrued Expenses
Accrued Expenses

(9) Accrued Expenses

The components of accrued expenses are as follows:

	Year ended June 30,
	2013	2014
Accrued payroll and personnel costs	$5,549	$8,781
Reseller fees	259	6
Current portion of deferred rent	230	577
Other	756	1,380
Total Accrued Expenses	$6,794	$10,744